STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Information about Common Stock Warrants) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.074
Number Outstanding at June 30, 2012	94,797,072
Weighted Average Exercise Price	$ 0.084
Number Exercisable at June 30, 2012	94,797,072
Weighted Average Exercise Price	$ 0.084
$0.074 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.074
Number Outstanding at June 30, 2012	83,768,138
Weighted Average Remaining Contractual Life	3.19
Weighted Average Exercise Price	$ 0.074
Number Exercisable at June 30, 2012	83,768,138
Weighted Average Exercise Price	$ 0.074
$0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.15
Number Outstanding at June 30, 2012	10,738,934
Weighted Average Remaining Contractual Life	4.25
Weighted Average Exercise Price	$ 0.15
Number Exercisable at June 30, 2012	10,738,934
Weighted Average Exercise Price	$ 0.15
$0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price	$ 0.5
Number Outstanding at June 30, 2012	290,000
Weighted Average Remaining Contractual Life	1.28
Weighted Average Exercise Price	$ 0.5
Number Exercisable at June 30, 2012	290,000
Weighted Average Exercise Price	$ 0.5